Interest Rate Derivatives	12 Months Ended
Dec. 31, 2015
Interest Rate Derivative Agreements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

16. Interest Rate Derivatives

As of December 31, 2015, the Partnership has twelve derivative agreements in order to mitigate its exposure to increases in interest rates on its variable-rate debt financing.  In addition, the Partnership entered into two interest rate swaps during 2014. The terms of the derivative agreements are as follows:

Purchase Date	Initial Notional Amount	Effective Capped Rate	Maturity Date	Purchase Price	Fair Value (1)	Variable Debt Financing Facility Hedged	Maximum Potential Cost of Borrowing	Counterparty
September-10	$31,936,667	3.00%	September-17	$921,000	$86	M24 TEBS	5.0%	Bank of New York Mellon

September-10	$31,936,667	3.00%	September-17	$845,600	$86	M24 TEBS	5.0%	Barclays Bank PLC

September-10	$31,936,667	3.00%	September-17	$928,000	$86	M24 TEBS	5.0%	Royal Bank of Canada

August-13	$93,305,000	1.50%	September-17	$793,000	$8,546	M24 TEBS	3.5%	Deutsche Bank

February-14	$41,250,000	1.00%	March-17	$230,500	$1,500	PHC TOB Trusts	3.3%	SMBC Capital Markets, Inc

February-14	$11,000,000	1.00%	March-17	$150,500	$400	MBS TOB Trusts	2.1%	SMBC Capital Markets, Inc

July-14	$31,565,000	3.00%	August-19	$315,200	$29,307	M31 TEBS	4.4%	Barclays Bank PLC

July-14	$31,565,000	3.00%	August-19	$343,000	$29,336	M31 TEBS	4.4%	Royal Bank of Canada

July-14	$31,565,000	3.00%	August-19	$333,200	$29,336	M31 TEBS	4.4%	SMBC Capital Markets, Inc

July-15	$28,095,000	3.00%	August-20	$210,000	$81,831	M33 TEBS	4.3%	Wells Fargo Bank

July-15	$28,095,000	3.00%	August-20	$187,688	$81,831	M33 TEBS	4.3%	Royal Bank of Canada

July-15	$28,095,000	3.00%	August-20	$174,900	$81,831	M33 TEBS	4.3%	SMBC Capital Markets, Inc

(1) For additional details, see Note 17 to the Company's consolidated financial statements.

In July 2015, to mitigate its exposure to interest rate fluctuations on the variable rate M33 TEBS financing, the Partnership entered into interest rate cap agreements with Wells Fargo Bank, the Royal Bank of Canada, and Sumitomo Mitsui Banking Corporation, each in an initial notional amount of approximately $28.1 million, which effectively limits the interest payable by the Partnership on the M33 TEBS Certificates to a fixed rate of 3.0% per annum on the combined notional amounts of the interest rate cap agreements through August 15, 2020. The interest rate cap contracts cost approximately $573,000.

On March 30, 2015, SMBC Capital Markets, Inc. revised and replaced an existing interest rate cap agreement with the notional amount of approximately $28.8 million for the outstanding borrowings on the MBS TOB financing facilities to $11.0 million. This agreement effectively limit the interest component of the TOB financing correlated with the SIFMA index to a maximum of 1.0% on $52.3 million of the outstanding borrowings on the MBS TOB financing facilities and the PHC Certificates TOB financing facilities through a three year term ending March 1, 2017. The Partnership received $10,500 of cash collateral upon the execution of the revised interest rate cap agreement thus reducing its purchase price to approximately $151,000.

The Partnership contracted for two interest rate swaps with DB related to the Decatur Angle and Bruton TOB financing facilities collateralized by mortgage revenue bonds that are used to provide financing for the construction of these properties.  The swap related to the Decatur Angle TOB financing facility has a $23.0 million notional value, an October 15, 2016 effective date, and an October 15, 2021 termination date. The swap related to the Bruton TOB financing facility has an approximate $18.1 million notional value, an April 15, 2017 effective date, and an April 15, 2022 termination date. Both swaps are in place to mitigate the possible interest rate increases and swaps a variable rate based on LIBOR for an approximate 2.0% fixed rate. On December 31, 2015 the fair value of the Decatur Angle swap is a liability of approximately $737,000 and the fair value of the Bruton swap is a liability of approximately $580,000. The fair value of these swaps has been recorded as a liability on the Company’s consolidated financial statements.

In July 2014, to mitigate its exposure to interest rate fluctuations on the variable rate M31 TEBS Financing, the Partnership entered into interest rate cap agreements with Barclays Bank PLC, the Royal Bank of Canada, and Sumitomo Mitsui Banking Corporation, each in an initial notional amount of approximately $31.6 million, which effectively limits the interest payable by the Partnership on the Class A M31 TEBS Certificates to a fixed rate of 3.0% per annum on the combined notional amounts of the interest rate cap agreements through August 15, 2019. The interest rate cap contracts cost approximately $991,000.

In February 2014, the Partnership entered into two interest rate cap agreements with SMBC Capital Markets, Inc. for a notional amount of $70.0 million with an effective start date of March 1, 2014.  These agreements effectively limit the interest component of the TOB financing correlated with the SIFMA index to a maximum of 1.0% on $70.0 million of the outstanding borrowings on the MBS TOB financing facilities and the PHC Certificates TOB financing facilities through a three year term ending March 1, 2017.  These interest rate cap contracts cost approximately $390,000.

These interest rate derivatives do not qualify for hedge accounting and, accordingly, they are carried at fair value, with changes in fair value included in current period earnings within interest expense. Interest rate derivative expense, which is the result of marking the interest rate derivative agreements to fair value, resulted in an increase of approximately $1.8 million, $2.0 million, and  $284,000 in interest expense for the years ended December 31, 2015, 2014, and 2013, respectively.  These interest rate derivatives are presented on the balance sheet in Other Assets.  The carrying value of these derivatives was approximately $344,000 and $268,000 as of December 31, 2015 and 2014, respectively. The valuation methodology used to estimate the fair value of the Partnership’s interest rate derivative agreements is disclosed in Note 17.